INVESTMENT IN EQUITY METHOD INVESTEES (Schedule of Financial Information of Equity Method Investees) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance sheets
Current assets	$ 19,608	$ 24,173
Non-current assets	18,363	13,093
Current liabilities	528	433
Non-current liabilities	30	30
Results of operations
Revenues	4,904	4,823	6,255
Gross profit	2,700	2,342	2,134
Loss from operations	(555)	(3,816)	(2,666)
Net loss	$ (9)	$ (2,782)	$ (2,293)